Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Parenthetical) (Detail) - Discontinued operations [member] - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about hedged items [line items]
AOCI related to discontinued cash flow hedges	$ (62)	$ 73
Accumulated fair value hedge net asset adjustment		$ 44
Accumulated fair value hedge net liability adjustment	$ 537